LVIP Mondrian International Value Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.94%
Australia–1.39%
QBE Insurance Group	1,681,649	$ 14,264,420
		14,264,420
Denmark–1.69%
ISS	704,425	17,415,729
		17,415,729
France–7.19%
Cie de Saint-Gobain	762,602	29,888,428
Sanofi	309,616	28,680,579
Societe Generale	563,962	15,448,112
		74,017,119
Germany–10.29%
Allianz	115,420	26,866,534
Continental	169,980	21,809,608
Daimler	428,457	21,301,563
Deutsche Telekom	1,167,268	19,578,594
Evonik Industries	660,265	16,299,460
		105,855,759
Hong Kong–7.32%
China Mobile	2,203,500	18,253,244
CK Hutchison Holdings	3,264,000	28,814,994
Jardine Matheson Holdings	150,700	8,065,038
WH Group	22,495,500	20,146,025
		75,279,301
Italy–4.89%
Enel	3,120,415	23,307,302
Eni	1,766,893	27,006,550
		50,313,852
Japan–24.50%
Coca-Cola Bottlers Japan Holdings	869,100	19,542,680
FUJIFILM Holdings	598,100	26,346,553
Fujitsu	208,800	16,781,296
Honda Motor	986,200	25,823,090
Isuzu Motors	817,800	9,059,091
Kyocera	335,900	20,943,559
Mitsubishi Electric	1,343,200	17,918,497
Nippon Telegraph & Telephone	285,000	13,635,447
Otsuka Holdings	449,400	16,881,725
Secom	97,700	8,940,122
Sekisui Chemical	871,400	13,560,796
Sumitomo Electric Industries	1,059,900	13,525,836
Takeda Pharmaceutical	743,300	25,506,824
Tokio Marine Holdings	438,500	23,524,267
		251,989,783
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Netherlands–3.49%
Koninklijke Ahold Delhaize	283,799	$ 7,097,146
Royal Dutch Shell Class B	975,658	28,835,989
		35,933,135
Singapore–4.31%
Singapore Telecommunications	5,669,900	12,723,510
United Overseas Bank	1,699,681	31,588,594
		44,312,104
Spain–3.20%
Banco Santander	6,543,713	26,625,187
Iberdrola	605,768	6,296,211
		32,921,398
Sweden–2.85%
Telia	6,562,939	29,359,299
		29,359,299
Switzerland–5.77%
ABB	1,183,786	23,280,193
Novartis	236,647	20,537,870
Zurich Insurance Group	40,486	15,506,453
		59,324,516
Taiwan–1.59%
Taiwan Semiconductor Manufacturing	829,000	7,362,787
Taiwan Semiconductor Manufacturing ADR	192,940	8,967,851
		16,330,638
United Kingdom–20.46%
BP	3,309,881	20,954,058
G4S	6,091,335	14,186,325
GlaxoSmithKline	1,311,952	28,121,152
John Wood Group	2,263,734	10,553,774
Kingfisher	7,021,182	17,843,512
Lloyds Banking Group	41,176,393	27,296,613
National Grid	903,927	9,787,083
SSE	1,895,346	28,994,693
Tesco	8,503,912	25,141,552
Travis Perkins	442,489	7,018,799
WPP	1,646,546	20,616,991
		210,514,552
Total Common Stock (Cost $1,006,926,840)		1,017,831,605
LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.12%
Germany–0.12%
Bayerische Motoren Werke 6.51%	21,446	$ 1,191,381
Total Preferred Stock (Cost $1,547,482)		1,191,381

MONEY MARKET FUND–0.13%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 1.88%)	1,333,403	1,333,403
Total Money Market Fund (Cost $1,333,403)		1,333,403
TOTAL INVESTMENTS–99.19% (Cost $1,009,807,725)	$1,020,356,389
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.81%	8,327,558
NET ASSETS APPLICABLE TO 64,164,344 SHARES OUTSTANDING–100.00%	$1,028,683,947

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes.
LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Mondrian International Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$14,264,420	$—	$14,264,420
Denmark	—	17,415,729	—	17,415,729
France	—	74,017,119	—	74,017,119
Germany	—	105,855,759	—	105,855,759
Hong Kong	—	75,279,301	—	75,279,301
Italy	—	50,313,852	—	50,313,852
Japan	—	251,989,783	—	251,989,783
Netherlands	—	35,933,135	—	35,933,135
Singapore	—	44,312,104	—	44,312,104
Spain	—	32,921,398	—	32,921,398
Sweden	—	29,359,299	—	29,359,299
Switzerland	—	59,324,516	—	59,324,516
Taiwan	8,967,851	7,362,787	—	16,330,638
United Kingdom	—	210,514,552	—	210,514,552
Preferred Stock	—	1,191,381	—	1,191,381
Money Market Fund	1,333,403	—	—	1,333,403
Total Investments	$10,301,254	$1,010,055,135	$—	$1,020,356,389
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Mondrian International Value Fund–4